Earnings per Share (Detail) (USD $)	12 Months Ended		144 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net loss used in the computation of basic and diluted earnings per share	$ (20,706,448)		$ (478,170)
Weighted average shares outstanding - basic	42,871,414	32,500,000	32,500,000
Common stock equivalents
Total weighted average shares outstanding - diluted	42,871,414		32,500,000
Basic Net earnings	$ (0.48)	$ (0.01)	$ (0.01)
Diluted Net earnings	$ (0.48)	$ (0.01)	$ (0.01)